Financial risk management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Fair values	¥ 3,205	¥ 104,952
Expected Volatility Measurement Input | Investments in unlisted company
Financial risk management
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	26.00%	26.00%
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Convertible Notes
Financial risk management
Description	Convertible bonds
Unobservable inputs	Expected volatility
Relationship of unobservable inputs to fair value	The higher the expected volatility, the lower the fair value
Expected Volatility Measurement Input | Level 3 | Investments in unlisted company
Financial risk management
Fair values	¥ 3,160	¥ 7,895
Expected Volatility Measurement Input | Level 3 | Convertible Notes
Financial risk management
Fair values	¥ 241,524	¥ 272,684
Discount For Lack Of Marketability
Financial risk management
Unobservable inputs	Discount for lack of marketability (“DLOM”)
Relationship of unobservable inputs to fair value	The higher the DLOM, the lower the fair value
Discount For Lack Of Marketability | Investments in unlisted company
Financial risk management
Change of inputs	3.00%	3.00%